Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 113,554	¥ 29,618
Accumulated Amortization	(79,174)	(22,549)
Impairment	(21,660)
Net Book Value	¥ 12,720	¥ 7,069
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	2 years 1 month 6 days	1 year 2 months 12 days
Gross Carrying Amount	¥ 29,710	¥ 29,374
Accumulated Amortization	(16,990)	(22,305)
Net Book Value	¥ 12,720	7,069
Developed Content [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	1 year 6 months
Gross Carrying Amount	¥ 35,100
Accumulated Amortization	(24,570)
Impairment	¥ (10,530)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	1 year 6 months
Gross Carrying Amount	¥ 26,400
Accumulated Amortization	(18,480)
Impairment	(7,920)
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,644	244
Accumulated Amortization	¥ (11,644)	¥ (244)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	1 year 6 months
Gross Carrying Amount	¥ 10,700
Accumulated Amortization	(7,490)
Impairment	¥ (3,210)